T. ROWE PRICE Science & Technology Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.1%
CONSUMER/RETAIL 1.4%
Consumer Brands 0.8%
Warby Parker, Class A (1) 1,466,804 77,814
77,814
Consumer Services 0.6%
New Oriental Education & Technology Group, ADR (1) 15,951,603 32,701
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $11,621
(INR) (1)(2)(3) 7,289 27,993
60,694
Total Consumer/Retail 138,508
HARDWARE 4.1%
Enterprise Hardware 4.1%
Pure Storage, Class A (1)(4) 15,280,788 384,465
Total Hardware 384,465
HEALTHCARE 0.3%
Medical Devices & Equipment & Supplies 0.3%
Intuitive Surgical (1) 28,886 28,717
Total Healthcare 28,717
INDUSTRIALS 0.0%
Transportation Technology Services 0.0%
Didi Global, Acquisition Date: 10/19/15, Cost $3,833 (1)(3) 139,768 4,137
Total Industrials 4,137
INTERNET 50.4%
China Internet Media/Advertising 3.0%
58.com (1)(2) 8,367,978 —
Baidu, ADR (1) 1,816,251 279,249
Kuaishou Technology (HKD) (1)(5) 208,200 2,222
281,471
China Internet Retail 5.8%
Alibaba Group Holding, ADR (1) 3,713,799 549,828
549,828
China Internet Services 7.1%
Kanzhun, ADR (1) 288,527 10,384
Tongcheng-Elong Holdings (HKD) (1) 41,470,000 100,141
Trip.com Group, ADR (1) 18,321,430 563,384
673,909

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rest of World Internet Media/Advertising 3.4%
Mail.Ru Group, GDR (1)(4) 11,517,333 236,320
Prosus (EUR)  1,113,551 89,130
325,450
Rest of World Internet Retail 6.7%
boohoo Group (GBP) (1) 39,956,752 116,620
Coupang, Class A (1) 2,428,570 67,636
D-MARKET Elektronik Hizmetler ve Ticaret, ADR (1) 2,818,553 19,335
Zalando (EUR) (1) 4,724,431 430,875
634,466
Rest of World Internet Services 4.1%
Deliveroo (GBP) (1)(5) 20,524,762 79,412
Delivery Hero (EUR) (1) 1,628,669 207,745
Naspers, N Shares (ZAR)  603,500 99,747
386,904
U.S. Internet Media/Advertising 7.4%
Alphabet, Class C (1) 122,865 327,473
Facebook, Class A (1) 819,129 278,004
Pinterest, Class A (1) 1,890,200 96,306
701,783
U.S. Internet Retail 9.3%
Amazon.com (1) 192,814 633,401
Etsy (1) 822,533 171,054
Wayfair, Class A (1)(5) 285,573 72,967
877,422
U.S. Internet Services 3.6%
Booking Holdings (1) 133,726 317,448
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $6,582 (1)(2)(3) 142,054 17,757
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $344 (1)
(2)(3) 7,421 927
336,132
Total Internet 4,767,365
IT SERVICES 0.4%
IT Services 0.4%
VeriSign (1) 175,432 35,965
Total IT Services 35,965
MEDIA & ENTERTAINMENT 1.7%
Live Entertainment 1.1%
CTS Eventim (EUR) (1) 1,363,706 102,605
102,605

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Video Gaming 0.6%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $36,798 (1)(2)(3) 55,791 53,649
53,649
Total Media & Entertainment 156,254
SEMICONDUCTORS 10.4%
Memory 4.2%
Micron Technology  3,044,007 216,064
Samsung Electronics (KRW)  2,993,507 185,581
401,645
Processors 4.7%
QUALCOMM  1,173,517 151,360
Xilinx  1,973,200 297,934
449,294
Semiconductor Capital Equipment 1.5%
Applied Materials  1,064,185 136,993
136,993
Total Semiconductors 987,932
SOFTWARE 26.4%
Back-Office Applications Software 1.5%
Legalzoom.com (1) 102,211 2,698
Workday, Class A (1) 567,756 141,877
144,575
Collaboration and Productivity Software 4.1%
TeamViewer (EUR) (1) 2,986,408 87,369
Zoom Video Communications, Class A (1) 1,141,433 298,485
385,854
Front-Office Applications Software 7.2%
salesforce.com (1) 2,500,675 678,233
678,233
Industry-Specific Software 0.0%
Procore Technologies (1) 36,674 3,276
3,276
Infrastructure and Developer Tool Software 10.8%
Citrix Systems  4,334,306 465,375
Microsoft  1,992,800 561,810
1,027,185
Security Software 2.8%
ForgeRock, Class A (1) 288,993 11,250
Fortinet (1) 325,670 95,109

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
McAfee, Class A  2,508,828 55,470
NortonLifeLock  3,964,059 100,291
262,120
Total Software 2,501,243
Total Common Stocks (Cost $7,031,308) 9,004,586
CONVERTIBLE PREFERRED STOCKS 1.8%
CONSUMER/RETAIL 0.2%
Consumer Services 0.2%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $14,605
(INR) (1)(2)(3) 4,539 17,432
Total Consumer/Retail 17,432
INDUSTRIALS 0.7%
Transportation Technology Services 0.7%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3) 1,199,400 31,604
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)(2)
(3) 298,258 27,357
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)(2)
(3) 107,687 9,877
Total Industrials 68,838
INTERNET 0.9%
Rest of World Internet Services 0.5%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)(3) 558,273 35,966
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 10,111
46,077
U.S. Internet Services 0.4%
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $14,085 (1)(2)(3) 292,877 36,610
36,610
Total Internet 82,687
SOFTWARE 0.0%
Infrastructure and Developer Tool Software 0.0%
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $22,329 (1)
(2)(3) 2,019,933 4,505
Total Software 4,505
Total Convertible Preferred Stocks (Cost $151,862) 173,462

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Treasury Reserve Fund, 0.05% (4)(6) 316,249,678 316,250
Total Short-Term Investments (Cost $316,250) 316,250
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.07% (4)(6) 2,864,574 28,646
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 28,646
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Short-Term Funds 0.8%
T. Rowe Price Short-Term Fund, 0.07% (4)(6) 7,106,465 71,064
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 71,064
Total Securities Lending Collateral (Cost $99,710) 99,710
Total Investments in Securities 101.3%
(Cost $7,599,130) $ 9,594,008
Other Assets Less Liabilities (1.3)% (119,116)
Net Assets 100.0% $ 9,474,892
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $277,925 and represents 2.9% of net assets.
(4) Affiliated Companies
(5) All or a portion of this security is on loan at September 30, 2021.
(6) Seven-day yield

T. ROWE PRICE Science & Technology Fund

ADR American Depositary Receipts
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
KRW South Korean Won
ZAR South African Rand

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Mail.Ru Group, GDR  $ — $ (60,594) $ —
Pure Storage, Class A  20,153 45,897 —
T. Rowe Price Treasury Reserve Fund, 0.05% — — 138
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ 20,153 # $ (14,697) $ 138 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Mail.Ru Group, GDR  $ * $ 77,745 $ — $ 236,320
Pure Storage, Class A  324,087 61,902 47,421 384,465
T. Rowe Price Treasury Reserve
Fund, 0.05% 586,718 ¤ ¤ 316,250
T. Rowe Price Short-Term Fund,
0.07% 31,737 ¤ ¤ 99,710
Total $ 1,036,745 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $138 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $929,115.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Science & Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Science & Technology Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Science & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2021, totaled $76,452,000 for the period ended
September 30, 2021.
F61-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,162,356 $ 1,741,904 $ 100,326 $ 9,004,586
Convertible Preferred Stocks — — 173,462 173,462
Short-Term Investments 316,250 — — 316,250
Securities Lending Collateral 99,710 — — 99,710
Total $ 7,578,316 $ 1,741,904 $ 273,788 $ 9,594,008
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 56,993 $ 36,330 $ 30,057 $ (23,054) $ 100,326
Convertible Preferred Stocks 161,255 14,955 19,989 (22,737) 173,462
Total $ 218,248 $ 51,285 $ 50,046 $ (45,791) $ 273,788